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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)      (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth Opportunities Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

The schedules are not audited.

Voya Growth Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 20.4%
7,685	@	Amazon.com, Inc.	$2,921,530	2.3
2,228	@	Chipotle Mexican Grill, Inc.	1,481,553	1.2
19,380		Coach, Inc.	843,999	0.7
52,883		Comcast Corp. – Class A	3,140,193	2.4
28,081	@	Dish Network Corp. - Class A	2,107,198	1.6
60,487	@	Hilton Worldwide Holdings, Inc.	1,709,967	1.3
37,239		Home Depot, Inc.	4,273,175	3.3
19,745		Kohl's Corp.	1,457,181	1.1
13,982	@,L	Lululemon Athletica, Inc.	956,928	0.7
19,273		Macy's, Inc.	1,228,076	1.0
18,894		Nike, Inc.	1,834,985	1.4
13,473	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,896,459	1.5
23,445		Walt Disney Co.	2,440,156	1.9
			26,291,400	20.4

		Consumer Staples: 10.4%
15,096		Church & Dwight Co., Inc.	1,285,273	1.0
17,818		Costco Wholesale Corp.	2,618,533	2.0
24,502		CVS Caremark Corp.	2,545,023	2.0
6,124		Hershey Co.	635,549	0.5
15,207		Mead Johnson Nutrition Co.	1,593,085	1.2
12,654	@	Monster Beverage Corp.	1,785,732	1.4
30,070		PepsiCo, Inc.	2,976,329	2.3
			13,439,524	10.4

		Energy: 4.2%
14,266		Anadarko Petroleum Corp.	1,201,625	0.9
24,341	@	Cameron International Corp.	1,145,974	0.9
9,382	@	Concho Resources, Inc.	1,021,887	0.8
12,215		EOG Resources, Inc.	1,095,930	0.8
12,280		EQT Corp.	980,067	0.8
			5,445,483	4.2

		Financials: 5.9%
14,595		Ameriprise Financial, Inc.	1,950,330	1.5
13,260		Aon PLC	1,330,774	1.1
6,007		Blackrock, Inc.	2,231,120	1.7
8,659		Intercontinental Exchange, Inc.	2,037,982	1.6
			7,550,206	5.9

		Health Care: 12.9%
8,096	@	Actavis PLC	2,358,850	1.8
9,884	@	Alexion Pharmaceuticals, Inc.	1,782,777	1.4
11,242		Allergan, Inc.	2,616,463	2.0
26,738		Bristol-Myers Squibb Co.	1,628,879	1.3
15,769		Celgene Corp.	1,916,407	1.5
29,166	@	Gilead Sciences, Inc.	3,019,556	2.3
10,798		McKesson Corp.	2,469,503	1.9
13,663		St. Jude Medical, Inc.	911,049	0.7
			16,703,484	12.9

		Industrials: 11.4%
27,828		Ametek, Inc.	1,478,780	1.1
19,317		Danaher Corp.	1,685,988	1.3
31,976		Delta Airlines, Inc.	1,423,571	1.1
23,997		Ingersoll-Rand PLC - Class A	1,612,358	1.3
13,468		Paccar, Inc.	862,625	0.7
10,600		Roper Industries, Inc.	1,776,242	1.4
28,792		Textron, Inc.	1,275,774	1.0
35,039		Tyco International Plc	1,479,347	1.1
21,973		Union Pacific Corp.	2,642,473	2.0
7,432	@	Wesco International, Inc.	516,004	0.4
			14,753,162	11.4

		Information Technology: 29.5%
71,783		Apple, Inc.	9,221,244	7.1
38,179		Cognizant Technology Solutions Corp.	2,385,615	1.9
35,386	@	Electronic Arts, Inc.	2,023,371	1.6
34,973	@	Facebook, Inc.	2,761,818	2.1
45,781	@	Freescale Semiconductor Holdings Ltd.	1,653,152	1.3
5,163		Google, Inc. - Class A	2,904,859	2.3
1,252	@	Google, Inc. - Class C	699,117	0.5
24,081		Intuit, Inc.	2,351,028	1.8
27,898		Mastercard, Inc.	2,514,447	2.0
94,520		Microsoft Corp.	4,144,702	3.2
70,875		Oracle Corp.	3,105,742	2.4
11,672	@	Red Hat, Inc.	806,769	0.6
8,667		Visa, Inc.	2,351,444	1.8
14,191	@	VMware, Inc.	1,207,228	0.9
			38,130,536	29.5

		Materials: 3.7%
18,899	@	Crown Holdings, Inc.	1,001,647	0.8
17,655		Eastman Chemical Co.	1,314,591	1.0
17,452		Packaging Corp. of America	1,446,073	1.1
3,423		Sherwin-Williams Co.	976,240	0.8
			4,738,551	3.7

	Total Common Stock
	(Cost $92,483,934)		127,052,346	98.4

Voya Growth Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 0.0%
68	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/27/15, 0.00%, due 03/02/15 (Repurchase Amount $68, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $69, due 08/15/17-02/15/42)
	(Cost $68)	$68	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
1,316,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $1,316,000)	1,316,000	1.0

	Total Short-Term Investments
	(Cost $1,316,068)	1,316,068	1.0

	Total Investments in Securities (Cost $93,800,002)	$128,368,414	99.4
	Assets in Excess of Other Liabilities	794,867	0.6
	Net Assets	$129,163,281	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2015.

Cost for federal income tax purposes is $93,936,738.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$35,591,211
Gross Unrealized Depreciation	(1,159,535)

Net Unrealized Appreciation	$34,431,676

Voya Growth Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$127,052,346	$–	$–	$127,052,346
Short-Term Investments	1,316,000	68	–	1,316,068
Total Investments, at fair value	$128,368,346	$68	$–	$128,368,414

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 7.6%
261,155		Coach, Inc.	$11,373,300	1.3
95,063		Delphi Automotive PLC	7,494,767	0.9
109,628	@	Dish Network Corp. - Class A	8,226,485	1.0
186,611		Kohl's Corp.	13,771,892	1.6
216,918		Macy's, Inc.	13,822,015	1.6
102,623		Walt Disney Co.	10,681,002	1.2
			65,369,461	7.6

		Consumer Staples: 6.8%
235,569		Altria Group, Inc.	13,260,179	1.5
348,996		ConAgra Foods, Inc.	12,207,880	1.4
107,187		Dr Pepper Snapple Group, Inc.	8,445,264	1.0
189,389		Kraft Foods Group, Inc.	12,132,259	1.4
145,803		Procter & Gamble Co.	12,412,210	1.5
			58,457,792	6.8

		Energy: 10.1%
105,569		Anadarko Petroleum Corp.	8,892,077	1.0
67,618		EOG Resources, Inc.	6,066,687	0.7
272,965		ExxonMobil Corp.	24,168,321	2.8
111,950		Hess Corp.	8,405,206	1.0
150,028		Occidental Petroleum Corp.	11,684,180	1.4
256,602	L	Royal Dutch Shell PLC - Class A ADR	16,774,073	1.9
128,543		Schlumberger Ltd.	10,818,179	1.3
			86,808,723	10.1

		Financials: 27.3%
89,714		Ameriprise Financial, Inc.	11,988,482	1.4
189,391		Arthur J. Gallagher & Co.	8,899,483	1.0
365,851		Blackstone Group LP	13,704,778	1.6
381,375		Citigroup, Inc.	19,991,678	2.3
258,888		Discover Financial Services	15,786,990	1.8
208,946		Gaming and Leisure Properties, Inc.	7,072,822	0.8
350,468		Host Hotels & Resorts, Inc.	7,359,828	0.9
640,400		Huntington Bancshares, Inc.	7,005,976	0.8
376,947		Invesco Ltd.	15,179,656	1.8
415,121		JPMorgan Chase & Co.	25,438,615	3.0
552,700		Keycorp	7,699,111	0.9
135,906		Lazard Ltd.	6,914,897	0.8
173,961		Lincoln National Corp.	10,027,112	1.2
156,042		Prudential Financial, Inc.	12,615,996	1.5
290,169		Starwood Property Trust, Inc.	7,080,124	0.8
96,232		Ventas, Inc.	7,166,397	0.8
587,196		Wells Fargo & Co.	32,172,469	3.7
352,073		WP GLIMCHER, Inc.	6,101,425	0.7
348,237		XL Group PLC	12,606,179	1.5
			234,812,018	27.3

		Health Care: 15.3%
238,645		Bristol-Myers Squibb Co.	14,538,253	1.7
132,106		Cardinal Health, Inc.	11,624,007	1.4
98,000	@	Gilead Sciences, Inc.	10,145,940	1.2
224,286		Medtronic PLC	17,402,351	2.0
423,736		Merck & Co., Inc.	24,805,505	2.9
923,118		Pfizer, Inc.	31,681,410	3.7
182,139		UnitedHealth Group, Inc.	20,696,455	2.4
			130,893,921	15.3

		Industrials: 9.2%
66,060		Boeing Co.	9,965,151	1.2
121,425		Deere & Co.	11,001,105	1.3
92,804		General Dynamics Corp.	12,879,339	1.5
70,964		Hubbell, Inc.	8,075,703	0.9
45,739		TransDigm Group, Inc.	9,918,959	1.2
86,710		Union Pacific Corp.	10,427,745	1.2
136,312		United Technologies Corp.	16,617,796	1.9
			78,885,798	9.2

		Information Technology: 8.9%
89,515		Apple, Inc.	11,499,097	1.3
778,702		Cisco Systems, Inc.	22,979,496	2.7
212,709		Microchip Technology, Inc.	10,905,590	1.3
526,650		Microsoft Corp.	23,093,603	2.7
187,715		Oracle Corp.	8,225,671	0.9
			76,703,457	8.9

		Materials: 3.2%
163,837		International Paper Co.	9,242,045	1.1
236,982		Mosaic Co.	12,621,662	1.5
305,923		Steel Dynamics, Inc.	5,573,917	0.6
			27,437,624	3.2

		Telecommunication Services: 3.1%
315,171		CenturyLink, Inc.	11,932,374	1.4
298,416		Verizon Communications, Inc.	14,756,671	1.7
			26,689,045	3.1

		Utilities: 5.2%
151,221		Consolidated Edison, Inc.	9,548,094	1.1
120,636		Entergy Corp.	9,591,768	1.1
144,826		Pinnacle West Capital Corp.	9,280,450	1.1
354,868		Southern Co.	16,249,406	1.9
			44,669,718	5.2

	Total Common Stock
	(Cost $714,958,185)		830,727,557	96.7

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
80,791	iShares Russell 1000 Value Index Fund	$8,487,902	1.0

	Total Exchange-Traded Funds
	(Cost $8,147,055)	8,487,902	1.0

	Total Long-Term Investments
	(Cost $723,105,240)	839,215,459	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc: 0.0%
549,415	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/27/15, 0.12%, due 03/02/15 (Repurchase Amount $549,420, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $560,403, due 08/15/17-02/15/42)
	(Cost $549,415)	549,415	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
17,794,923	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $17,794,923)	17,794,923	2.1

	Total Short-Term Investments
	(Cost $18,344,338)	18,344,338	2.1

	Total Investments in Securities (Cost $741,449,578)	$857,559,797	99.8
	Assets in Excess of Other Liabilities	1,780,184	0.2
	Net Assets	$859,339,981	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2015.

Cost for federal income tax purposes is $742,319,148.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$126,126,558
Gross Unrealized Depreciation	(10,885,909)

Net Unrealized Appreciation	$115,240,649

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$830,727,557	$–	$–	$830,727,557
Exchange-Traded Funds	8,487,902	–	–	8,487,902
Short-Term Investments	17,794,923	549,415	–	18,344,338
Total Investments, at fair value	$857,010,382	$549,415	$–	$857,559,797

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 23.0%
364,559		Brinker International, Inc.	$21,676,678	1.5
40,222	@	Chipotle Mexican Grill, Inc.	26,746,423	1.9
322,208		Coach, Inc.	14,032,158	1.0
295,139	@	Dish Network Corp. - Class A	22,147,230	1.6
244,145	@	Five Below, Inc.	7,747,942	0.5
873,962	@	Hilton Worldwide Holdings, Inc.	24,706,906	1.7
276,493		Jarden Corp.	14,673,483	1.0
346,671		Kohl's Corp.	25,584,320	1.8
232,483	@	Lululemon Athletica, Inc.	15,911,136	1.1
375,590		Macy's, Inc.	23,932,595	1.7
182,477		Marriott International, Inc.	15,163,839	1.1
262,798	@	Michael Kors Holdings Ltd.	17,715,213	1.2
27,158	@	NetFlix, Inc.	12,897,606	0.9
252,623		Ross Stores, Inc.	26,730,040	1.9
480,066	@,L	Starz	15,957,394	1.1
211,815		Tractor Supply Co.	18,665,138	1.3
173,192	@	Ulta Salon Cosmetics & Fragrance, Inc.	24,378,506	1.7
			328,666,607	23.0

		Consumer Staples: 9.8%
101,206		Church & Dwight Co., Inc.	8,616,679	0.6
288,991		Hain Celestial Group, Inc.	18,070,607	1.3
162,926		Hershey Co.	16,908,460	1.2
243,447		Mead Johnson Nutrition Co.	25,503,508	1.8
159,567		Molson Coors Brewing Co.	12,109,540	0.8
215,046	@	Monster Beverage Corp.	30,347,291	2.1
1,536,047	@	Rite Aid Corp.	12,257,655	0.9
426,463	@	Sprouts Farmers Market, Inc.	15,698,103	1.1
			139,511,843	9.8

		Energy: 4.3%
279,843	@	Cameron International Corp.	13,175,008	0.9
185,150	@	Concho Resources, Inc.	20,166,538	1.4
210,094		EQT Corp.	16,767,602	1.2
253,208		Noble Energy, Inc.	11,959,014	0.8
			62,068,162	4.3

		Financials: 10.1%
78,836	@	Affiliated Managers Group, Inc.	17,061,687	1.2
175,765		Ameriprise Financial, Inc.	23,487,477	1.6
279,978		Aon PLC	28,098,592	2.0
298,201		Arthur J. Gallagher & Co.	14,012,465	1.0
304,035		Extra Space Storage, Inc.	19,999,422	1.4
98,279		Intercontinental Exchange, Inc.	23,130,945	1.6
238,700		Lincoln National Corp.	13,758,668	1.0
99,112		SEI Investments Co.	4,265,781	0.3
			143,815,037	10.1

		Health Care: 13.2%
167,317	@	BioMarin Pharmaceutical, Inc.	17,914,631	1.2
246,863		Cardinal Health, Inc.	21,721,475	1.5
302,603	@	Hologic, Inc.	9,798,285	0.7
88,553	@	Illumina, Inc.	17,308,569	1.2
19,696	@	Intuitive Surgical, Inc.	9,848,000	0.7
211,456	@	Medivation, Inc.	24,852,424	1.7
59,986	@	Mettler Toledo International, Inc.	18,845,802	1.3
444,067	@	Mylan, Inc./PA	25,456,141	1.8
164,757		St. Jude Medical, Inc.	10,985,997	0.8
97,485	@	Vertex Pharmaceuticals, Inc.	11,642,634	0.8
459,178		Zoetis, Inc.	21,163,514	1.5
			189,537,472	13.2

		Industrials: 15.9%
451,352		Ametek, Inc.	23,984,845	1.7
199,103		Equifax, Inc.	18,590,247	1.3
301,906		Ingersoll-Rand PLC - Class A	20,285,064	1.4
333,792		Nielsen Holdings NV	15,090,736	1.0
256,928		Oshkosh Corp.	12,535,517	0.9
205,954		Paccar, Inc.	13,191,354	0.9
485,251	@	Quanta Services, Inc.	13,965,524	1.0
141,850		Roper Industries, Inc.	23,769,805	1.7
648,224		Southwest Airlines Co.	28,029,206	1.9
320,802		Textron, Inc.	14,214,737	1.0
293,286		Tyco International Plc	12,382,535	0.9
468,090		Waste Connections, Inc.	21,986,187	1.5
144,517	@	Wesco International, Inc.	10,033,815	0.7
			228,059,572	15.9

		Information Technology: 16.1%
241,939		Broadridge Financial Solutions, Inc. ADR	12,878,413	0.9
185,766	@	Check Point Software Technologies	15,509,603	1.1
449,635	@	Electronic Arts, Inc.	25,710,129	1.8
186,542	@	F5 Networks, Inc.	22,033,408	1.5
193,294	@	Fiserv, Inc.	15,090,463	1.1
440,236	@	Freescale Semiconductor Holdings Ltd.	15,896,922	1.1
337,113		Intuit, Inc.	32,912,342	2.3
507,031		Microchip Technology, Inc.	25,995,480	1.8
103,288	@	Palo Alto Networks, Inc.	14,689,619	1.0
5,320	@	Qorvo, Inc.	369,208	0.0
354,323	@	Red Hat, Inc.	24,490,806	1.7
354,645	@	SolarWinds, Inc.	17,991,141	1.3

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
194,022	@	Vantiv, Inc.	$7,176,874	0.5
			230,744,408	16.1

		Materials: 5.1%
337,946	@	Crown Holdings, Inc.	17,911,138	1.2
228,033		Eastman Chemical Co.	16,979,337	1.2
287,815		Packaging Corp. of America	23,848,351	1.7
51,206		Sherwin-Williams Co.	14,603,951	1.0
			73,342,777	5.1

		Telecommunication Services: 1.0%
273,524	@	Level 3 Communications, Inc.	14,732,003	1.0

	Total Common Stock
	(Cost $1,186,850,013)		1,410,477,881	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc: 0.1%
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/27/15, 0.12%, due 03/02/15 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/42)	1,000,000	0.1
126,637	Nomura Securities, Repurchase Agreement dated 02/27/15, 0.08%, due 03/02/15 (Repurchase Amount $126,638, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $129,170, due 03/09/15-05/01/47)	126,637	0.0
		1,126,637	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
14,250,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $14,250,000)	$14,250,000	1.0

	Total Short-Term Investments
	(Cost $15,376,637)	15,376,637	1.1

	Total Investments in Securities (Cost $1,202,226,650)	$1,425,854,518	99.6
	Assets in Excess of Other Liabilities	5,855,064	0.4
	Net Assets	$1,431,709,582	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2015.

Cost for federal income tax purposes is $1,203,953,708.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$250,252,501
Gross Unrealized Depreciation	(28,351,691)

Net Unrealized Appreciation	$221,900,810

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,410,477,881	$–	$–	$1,410,477,881

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Short-Term Investments	$14,250,000	$1,126,637	$–	$15,376,637
Total Investments, at fair value	$1,424,727,881	$1,126,637	$–	$1,425,854,518

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 14.7%
8,741		AMC Entertainment Holdings, Inc.	$300,515	0.1
28,800	@	American Axle & Manufacturing Holdings, Inc.	717,696	0.2
12,600	@	Bed Bath & Beyond, Inc.	940,716	0.3
34,379		Carter's, Inc.	3,051,824	1.0
39,700		Cooper Tire & Rubber Co.	1,510,982	0.5
10,500		Dillard's, Inc.	1,366,680	0.5
25,241		D.R. Horton, Inc.	689,332	0.2
27,222		DSW, Inc.	1,025,997	0.3
15,100		Foot Locker, Inc.	848,167	0.3
15,400		GameStop Corp.	569,338	0.2
23,100		Gap, Inc.	960,960	0.3
76,160		Goodyear Tire & Rubber Co.	2,035,757	0.7
37,724		Interpublic Group of Cos., Inc.	841,245	0.3
27,200		Kohl's Corp.	2,007,360	0.7
16,900		Lear Corp.	1,840,748	0.6
27,388		Lennar Corp.	1,375,151	0.5
20,700		Macy's, Inc.	1,319,004	0.4
10,439	@	Michael Kors Holdings Ltd.	703,693	0.2
16,362	@	Mohawk Industries, Inc.	3,016,335	1.0
41,571		Newell Rubbermaid, Inc.	1,633,325	0.5
26,490		Nordstrom, Inc.	2,130,591	0.7
23,203	@	Norwegian Cruise Line Holdings Ltd.	1,144,372	0.4
52,968	@	Performance Sports Group Ltd	1,026,520	0.4
17,738		PVH Corp.	1,889,629	0.6
25,670		Quebecor, Inc.	660,385	0.2
36,621		Ross Stores, Inc.	3,874,868	1.3
112,894		Samsonite International SA	355,496	0.1
64,700	@	Smith & Wesson Holding Corp.	875,391	0.3
37,100	@,L	Starz	1,233,204	0.4
24,440	@	Toll Brothers, Inc.	936,296	0.3
16,973	@	TRW Automotive Holdings Corp.	1,769,265	0.6
9,100		Whirlpool Corp.	1,928,745	0.6
			44,579,587	14.7

		Consumer Staples: 4.6%
24,000		ConAgra Foods, Inc.	839,520	0.3
13,600		Ebro Foods SA	258,798	0.1
27,972		Ingredion, Inc.	2,299,578	0.7
71,595		Kroger Co.	5,093,984	1.7
29,600		Pilgrim's Pride Corp.	811,928	0.3
13,900		Sanderson Farms, Inc.	1,184,419	0.4
79,700	@	Supervalu, Inc.	787,436	0.3
213,409		Treasury Wine Estates Ltd.	903,534	0.3
29,100		Tyson Foods, Inc.	1,202,121	0.4
4,400	@	USANA Health Sciences, Inc.	440,044	0.1
			13,821,362	4.6

		Energy: 5.7%
22,800		Atwood Oceanics, Inc.	707,028	0.2
69,040	@	Cobalt International Energy, Inc.	706,970	0.2
16,800		Diamond Offshore Drilling	511,224	0.2
17,228	@	Diamondback Energy, Inc.	1,226,806	0.4
40,200		Energy XXI Bermuda Ltd.	190,950	0.1
33,200		Ensco PLC	812,404	0.3
6,500		Helmerich & Payne, Inc.	435,890	0.1
13,100		HollyFrontier Corp.	576,269	0.2
46,012		Kinder Morgan, Inc.	1,886,952	0.6
23,600		Marathon Oil Corp.	657,496	0.2
22,800		Marathon Petroleum Corp.	2,394,000	0.8
7,447	@	Newfield Exploration Co.	245,974	0.1
59,300		Noble Corp. PLC	986,752	0.3
19,766		Paragon Offshore PLC	40,718	0.0
12,794		Pioneer Natural Resources Co.	1,951,341	0.6
28,998		QEP Resources, Inc.	622,877	0.2
44,825		Trican Well Services Ltd.	157,054	0.1
30,300		Valero Energy Corp.	1,869,207	0.6
108,404	@	Weatherford International PLC	1,375,647	0.5
			17,355,559	5.7

		Financials: 28.6%
21,900		Allstate Corp.	1,546,140	0.5
22,135		American Assets Trust, Inc.	907,978	0.3
39,600		American Capital Mortgage Investment Corp.	730,620	0.2
14,200		Amtrust Financial Services, Inc.	765,380	0.3
119,000		Annaly Capital Management, Inc.	1,263,780	0.4
14,914		Argo Group International Holdings Ltd.	714,534	0.2
66,200		Ashford Hospitality Trust, Inc.	705,030	0.2
760	@	Ashford, Inc.	104,888	0.0
32,800		Assured Guaranty Ltd.	869,856	0.3
22,300		Axis Capital Holdings Ltd.	1,155,809	0.4
55,076		BankUnited, Inc.	1,785,013	0.6
36,600		BB&T Corp.	1,392,630	0.5
32,236		Blackstone Mortgage Trust, Inc.	931,943	0.3
81,500		Brandywine Realty Trust	1,291,775	0.4
77,180		CBL & Associates Properties, Inc.	1,545,144	0.5
44,235	@	CBRE Group, Inc.	1,515,491	0.5
73,876		CIT Group, Inc.	3,416,765	1.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
23,681		Comerica, Inc.	$1,084,116	0.4
12,600		Discover Financial Services	768,348	0.3
33,600		DuPont Fabros Technology, Inc.	1,052,016	0.4
31,600	@	Equity Commonwealth	835,820	0.3
23,360		Equity Lifestyle Properties, Inc.	1,258,403	0.4
17,163		EverBank Financial Corp.	308,591	0.1
11,400		Everest Re Group Ltd.	2,022,702	0.7
19,688		Extra Space Storage, Inc.	1,295,077	0.4
65,900		Fifth Third Bancorp	1,275,824	0.4
38,340		First Republic Bank	2,185,380	0.7
35,866	@	Forest City Enterprises, Inc.	905,616	0.3
64,300		Franklin Street Properties Corp.	812,109	0.3
61,400	@	Genworth Financial, Inc.	475,850	0.2
31,200		Government Properties Income Trust	729,768	0.2
16,069		Hanover Insurance Group, Inc.	1,128,686	0.4
50,300		Hartford Financial Services Group, Inc.	2,060,288	0.7
73,178		HCC Insurance Holdings, Inc.	4,089,187	1.4
70,000		Hospitality Properties Trust	2,156,700	0.7
138,379		Host Hotels & Resorts, Inc.	2,905,959	1.0
118,800		Huntington Bancshares, Inc.	1,299,672	0.4
14,763		IBERIABANK Corp.	931,840	0.3
77,200		Keycorp	1,075,396	0.4
92,700		Lexington Realty Trust	1,003,941	0.3
27,900		Lincoln National Corp.	1,608,156	0.5
16,058		LPL Financial Holdings, Inc.	720,362	0.2
55,200		Medical Properties Trust, Inc.	835,728	0.3
13,161		MSCI, Inc. - Class A	738,464	0.2
67,700		Navient Corp.	1,448,780	0.5
21,000		OFG Bancorp	366,450	0.1
47,500		Omega Healthcare Investors, Inc.	1,902,850	0.6
39,541		PartnerRe Ltd.	4,527,444	1.5
52,700		Pennsylvania Real Estate Investment Trust	1,200,506	0.4
4,572		Plum Creek Timber Co., Inc.	198,608	0.1
73,600		RAIT Financial Trust	542,432	0.2
131,600		Regions Financial Corp.	1,264,676	0.4
23,549		Reinsurance Group of America, Inc.	2,103,161	0.7
51,982		SEI Investments Co.	2,237,305	0.7
7,634		SL Green Realty Corp.	968,984	0.3
3,500		South State Corp.	236,355	0.1
1,047		Stancorp Financial Group, Inc.	69,269	0.0
38,000		Starwood Property Trust, Inc.	927,200	0.3
78,100		Summit Hotel Properties, Inc.	1,025,453	0.3
93,585		Unum Group	3,140,713	1.0
39,800		Validus Holdings Ltd.	1,657,272	0.5
35,591		Waddell & Reed Financial, Inc.	1,760,331	0.6
10,800	@	World Acceptance Corp.	886,788	0.3
79,444		XL Group PLC	2,875,873	1.0
44,995		Zions Bancorp.	1,202,941	0.4
			86,750,166	28.6

		Health Care: 6.7%
18,000		Aetna, Inc.	1,791,900	0.6
50,816		Agilent Technologies, Inc.	2,144,943	0.7
88,155	@	Almirall SA	1,332,090	0.4
10,500	@	Bio-Reference Labs, Inc.	366,870	0.1
36,646	@	Brookdale Senior Living, Inc.	1,374,592	0.5
58,717	@	CareFusion Corp.	3,527,717	1.2
25,200		Cigna Corp.	3,065,076	1.0
8,600	@	Laboratory Corp. of America Holdings	1,058,058	0.3
11,700	@	Lannett Co., Inc.	730,080	0.2
11,720		Ono Pharmaceutical Co., Ltd.	1,167,929	0.4
19,800		Quest Diagnostics, Inc.	1,388,772	0.5
54,000		Select Medical Holdings Corp.	732,240	0.2
30,900	@	Triple-S Management Corp.	582,465	0.2
2,943		UCB S.A.	224,827	0.1
10,428	@	WellCare Health Plans, Inc.	946,967	0.3
			20,434,526	6.7

		Industrials: 13.4%
105,500	@	ACCO Brands Corp.	802,855	0.3
36,200		AGCO Corp.	1,800,588	0.6
35,528		Barnes Group, Inc.	1,421,831	0.5
32,900		Brink's Co.	925,806	0.3
14,439	@	Chart Industries, Inc.	504,499	0.2
123,561		Covanta Holding Corp.	2,677,567	0.9
10,777		Curtiss-Wright Corp.	782,195	0.2
8,438	@	Esterline Technologies Corp.	994,418	0.3
14,800		Exelis, Inc.	358,160	0.1
20,559	@	Generac Holdings, Inc.	1,013,353	0.3
45,300	@	Hawaiian Holdings, Inc.	838,503	0.3
69,935		Hexcel Corp.	3,327,507	1.1
10,750		Hubbell, Inc.	1,223,350	0.4
9,400		Huntington Ingalls Industries, Inc.	1,328,502	0.4
26,207		IDEX Corp.	2,024,753	0.7
59,739	@	Jacobs Engineering Group, Inc.	2,648,827	0.9
4,300		L-3 Communications Holdings, Inc.	556,549	0.2

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
16,658	@	Moog, Inc.	$1,257,013	0.4
6,100		National Presto Industries, Inc.	369,904	0.1
16,999		Orbital ATK, Inc.	1,126,694	0.4
23,400		Quad/Graphics, Inc.	548,262	0.2
93,797	@	Quanta Services, Inc.	2,699,478	0.9
47,000	@	Republic Airways Holdings, Inc.	604,890	0.2
24,725		Rexel SA	482,467	0.2
10,782		Roper Industries, Inc.	1,806,740	0.6
41,700		RR Donnelley & Sons Co.	795,219	0.3
54,600		Sanwa Holdings Corp.	390,865	0.1
17,884	@	Sensata Technologies Holdings N.V.	961,086	0.3
2,906	@	Teledyne Technologies, Inc.	293,012	0.1
21,200		Trinity Industries, Inc.	712,744	0.2
2,183	@	Vectrus, Inc.	69,441	0.0
44,200	@	Wabash National Corp.	647,530	0.2
36,024		Wabtec Corp.	3,418,317	1.1
16,061	@	Wesco International, Inc.	1,115,115	0.4
			40,528,040	13.4

		Information Technology: 11.2%
22,400		Amdocs Ltd.	1,176,000	0.4
117,300	@	Amkor Technology, Inc.	1,141,329	0.4
36,269	@	ARRIS Group, Inc.	1,065,583	0.4
49,327	@	Arrow Electronics, Inc.	3,056,301	1.0
26,003		Booz Allen Hamilton Holding Corp.	773,849	0.3
165,400		Brocade Communications Systems, Inc.	2,049,306	0.7
8,391	@	Check Point Software Technologies	700,565	0.2
15,400		Ebix, Inc.	404,712	0.1
40,324	@	Euronet Worldwide, Inc.	2,278,306	0.8
25,200	@	Fabrinet	452,340	0.1
124,300	@	Flextronics International Ltd.	1,513,974	0.5
11,100		Harris Corp.	862,248	0.3
86,519	@	Keysight Technologies, Inc.	3,247,923	1.1
46,900	@	Kulicke & Soffa Industries, Inc.	750,400	0.2
18,500		Mentor Graphics Corp.	434,010	0.1
41,002	@	Microsemi Corp.	1,321,904	0.4
11,476	@	NXP Semiconductor NV - NXPI - US	974,255	0.3
23,400	@	Omnivision Technologies, Inc.	627,354	0.2
4,866	@	Photronics, Inc.	40,436	0.0
17,484	@	Qorvo, Inc.	1,213,390	0.4
37,300	@	Sanmina Corp.	846,710	0.3
17,300		Seagate Technology	1,057,376	0.3
825		Skyworks Solutions, Inc.	72,394	0.0
82,200		Symantec Corp.	2,068,152	0.7
4,700	@	Synaptics, Inc.	403,965	0.1
11,500	@	Unisys Corp.	260,360	0.1
22,842	@	Verint Systems, Inc.	1,390,507	0.5
16,600		Western Digital Corp.	1,775,868	0.6
146,200		Xerox Corp.	1,995,630	0.7
			33,955,147	11.2

		Materials: 7.3%
21,242		Albemarle Corp.	1,201,660	0.4
44,437		Cabot Corp.	2,004,998	0.7
42,048		Celanese Corp.	2,401,361	0.8
5,600		CF Industries Holdings, Inc.	1,714,888	0.6
14,800	@	Crown Holdings, Inc.	784,400	0.3
27,000		Domtar Corp.	1,220,400	0.4
20,800		Eastman Chemical Co.	1,548,768	0.5
83,200		Huntsman Corp.	1,868,672	0.6
41,911	@	Louisiana-Pacific Corp.	705,362	0.2
32,488		Methanex Corp.	1,764,098	0.6
30,800	@	Owens-Illinois, Inc.	805,728	0.3
5,607		Packaging Corp. of America	464,596	0.1
48,162		Reliance Steel & Aluminum Co.	2,745,716	0.9
27,500		Rock-Tenn Co.	1,887,600	0.6
21,800		Schweitzer-Mauduit International, Inc.	1,020,676	0.3
			22,138,923	7.3

		Telecommunication Services: 0.4%
84,900	@	Iridium Communications, Inc.	813,342	0.3
49,800	@	Premier Global Services, Inc.	485,052	0.1
			1,298,394	0.4

		Utilities: 6.5%
110,400		AES Corp.	1,431,888	0.5
7,423		Alliant Energy Corp.	472,103	0.2
27,200		American Electric Power Co., Inc.	1,566,176	0.5
32,400		Edison International	2,081,700	0.7
30,300		Entergy Corp.	2,409,153	0.8
45,500		Exelon Corp.	1,543,360	0.5
54,500		FirstEnergy Corp.	1,906,410	0.6
26,366		Great Plains Energy, Inc.	701,599	0.2
32,447		Portland General Electric Co.	1,209,949	0.4
58,900		Public Service Enterprise Group, Inc.	2,477,334	0.8
33,900		SCANA Corp.	1,930,605	0.6
39,869		UGI Corp.	1,355,147	0.4
19,515		Westar Energy, Inc.	758,158	0.3
			19,843,582	6.5

	Total Common Stock
	(Cost $266,058,778)		300,705,286	99.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 2.1%
318,025	Barclays Bank PLC, Repurchase Agreement dated 02/27/15, 0.05%, due 03/02/15 (Repurchase Amount $318,026, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $324,386, due 04/15/15-11/15/44)	$318,025	0.1
1,510,672	Daiwa Capital Markets, Repurchase Agreement dated 02/27/15, 0.09%, due 03/02/15 (Repurchase Amount $1,510,683, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,540,885, due 08/27/15-03/01/48)	1,510,672	0.5
1,510,672	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/27/15, 0.08%, due 03/02/15 (Repurchase Amount $1,510,682, collateralized by various U.S. Government Agency Obligations, 1.922%-4.500%, Market Value plus accrued interest $1,540,885, due 12/01/27-02/01/45)	1,510,672	0.5
1,510,672	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/27/15, 0.12%, due 03/02/15 (Repurchase Amount $1,510,687, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,540,885, due 08/15/17-02/15/42)	1,510,672	0.5
1,510,672	Royal Bank of Scotland PLC, Repurchase Agreement dated 02/27/15, 0.08%, due 03/02/15 (Repurchase Amount $1,510,682, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%-6.125%, Market Value plus accrued interest $1,540,888, due 11/30/15-07/15/56)	1,510,672	0.5
		6,360,713	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
944,528	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $944,528)	944,528	0.3

	Total Short-Term Investments
	(Cost $7,305,241)	7,305,241	2.4

	Total Investments in Securities (Cost $273,364,019)	$308,010,527	101.5
	Liabilities in Excess of Other Assets	(4,443,179)	(1.5)
	Net Assets	$303,567,348	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2015.

Cost for federal income tax purposes is $273,630,111.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$44,532,564
Gross Unrealized Depreciation	(10,152,148)

Net Unrealized Appreciation	$34,380,416

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$44,224,091	$355,496	$–	$44,579,587
Consumer Staples	12,659,030	1,162,332	–	13,821,362
Energy	17,355,559	–	–	17,355,559
Financials	86,750,166	–	–	86,750,166
Health Care	17,709,680	2,724,846	–	20,434,526
Industrials	39,654,708	873,332	–	40,528,040
Information Technology	33,955,147	–	–	33,955,147
Materials	22,138,923	–	–	22,138,923
Telecommunication Services	1,298,394	–	–	1,298,394
Utilities	19,843,582	–	–	19,843,582
Total Common Stock	295,589,280	5,116,006	–	300,705,286
Short-Term Investments	944,528	6,360,713	–	7,305,241
Total Investments, at fair value	$296,533,808	$11,476,719	$–	$308,010,527

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Financials: 99.0%
316,000	Alexandria Real Estate Equities, Inc.	$30,307,560	1.9
3,038,310	American Realty Capital Properties, Inc.	29,805,821	1.9
301,900	@ American Residential Properties, Inc.	5,234,946	0.3
391,709	AvalonBay Communities, Inc.	65,940,293	4.2
403,900	BioMed Realty Trust, Inc.	8,982,736	0.6
345,502	Boston Properties, Inc.	47,475,430	3.0
819,400	Brandywine Realty Trust	12,987,490	0.8
275,800	Camden Property Trust	20,075,482	1.3
779,400	CBL & Associates Properties, Inc.	15,603,588	1.0
469,000	Corrections Corp. of America	18,708,410	1.2
421,600	Cousins Properties, Inc.	4,523,768	0.3
1,143,078	CubeSmart	26,519,410	1.7
685,125	DCT Industrial Trust, Inc.	24,719,310	1.6
1,620,300	DDR Corp.	30,688,482	2.0
198,800	Digital Realty Trust, Inc.	13,196,344	0.8
612,200	Douglas Emmett, Inc.	17,674,214	1.1
1,248,500	Duke Realty Corp.	26,667,960	1.7
223,300	EPR Properties	13,623,533	0.9
1,098,139	Equity Residential	84,589,647	5.4
201,365	Essex Property Trust, Inc.	44,789,617	2.9
1,937,842	General Growth Properties, Inc.	56,216,796	3.6
500,600	HCP, Inc.	21,205,416	1.3
974,500	Health Care Real Estate Investment Trust, Inc.	75,143,695	4.8
686,220	Healthcare Realty Trust, Inc.	19,584,719	1.2
556,050	Healthcare Trust of America, Inc.	15,430,388	1.0
385,500	Highwoods Properties, Inc.	17,582,655	1.1
2,647,655	Host Hotels & Resorts, Inc.	55,600,755	3.5
417,100	Kilroy Realty Corp.	30,852,887	2.0
1,405,323	Kimco Realty Corp.	36,931,889	2.4
373,400	Kite Realty Group Trust	10,574,688	0.7
725,900	Lexington Realty Trust	7,861,497	0.5
277,500	Liberty Property Trust	10,328,550	0.7
430,225	Macerich Co.	35,988,321	2.3
807,000	Paramount Group, Inc.	14,808,450	0.9
270,781	Pebblebrook Hotel Trust	13,154,541	0.8
334,200	Post Properties, Inc.	19,005,954	1.2
1,605,902	ProLogis, Inc.	68,588,074	4.4
251,302	Public Storage, Inc.	49,561,780	3.2
225,000	QTS Realty Trust, Inc.	8,057,250	0.5
624,427	Ramco-Gershenson Properties	11,689,273	0.7
429,400	Regency Centers Corp.	28,181,522	1.8
489,900	RLJ Lodging Trust	15,583,719	1.0
579,400	Senior Housing Properties Trust	12,949,590	0.8
647,329	Simon Property Group, Inc.	123,225,549	7.8
327,900	SL Green Realty Corp.	41,620,347	2.7
2,051,800	Spirit Realty Capital, Inc.	25,134,550	1.6
1,464,400	@ Strategic Hotels & Resorts, Inc.	19,212,928	1.2
245,940	Sun Communities, Inc.	16,623,085	1.1
1,025,520	Sunstone Hotel Investors, Inc.	17,895,324	1.1
200,300	Tanger Factory Outlet Centers, Inc.	7,100,635	0.5
193,010	Taubman Centers, Inc.	13,962,343	0.9
1,085,904	UDR, Inc.	34,683,774	2.2
227,652	Urban Edge Properties	5,449,989	0.3
283,057	Ventas, Inc.	21,079,255	1.3
467,204	Vornado Realty Trust	51,411,128	3.3

	Total Common Stock
	(Cost $922,798,812)	1,554,395,357	99.0

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
8,450,992	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $8,450,992)	8,450,992	0.5

	Total Short-Term Investments
	(Cost $8,450,992)	8,450,992	0.5

	Total Investments in Securities (Cost $931,249,804)	$1,562,846,349	99.5
	Assets in Excess of Other Liabilities	7,196,135	0.5
	Net Assets	$1,570,042,484	100.0

††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $1,035,016,411.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$638,072,200
Gross Unrealized Depreciation	(110,242,262)

Net Unrealized Appreciation	$527,829,938

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

REIT Diversification	Percentage of Net Assets
Retail REITs	23.3%
Residential REITs	21.0
Specialized REITs	15.1
Office REITs	12.9
Diversified REITs	10.1
Hotels, Resorts & Cruise Lines	6.8
Industrial REITs	5.6
Real Estate Services	3.3
Diversified Real Estate Activities	0.9
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,554,395,357	$–	$–	$1,554,395,357
Short-Term Investments	8,450,992	–	–	8,450,992
Total Investments, at fair value	$1,562,846,349	$–	$–	$1,562,846,349

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Consumer Discretionary: 17.9%
106,376		Arctic Cat, Inc.	$3,878,469	0.5
127,227		Bloomin' Brands, Inc.	3,277,368	0.5
92,367	@	Bright Horizons Family Solutions, Inc.	4,683,007	0.6
25,000	@	Buffalo Wild Wings, Inc.	4,778,000	0.7
44,700	@	Burlington Stores, Inc.	2,483,979	0.3
398,056		Callaway Golf Co.	3,578,523	0.5
140,200		Cheesecake Factory	6,662,304	0.9
87,500		Childrens Place Retail Stores, Inc.	4,986,625	0.7
142,996		Cinemark Holdings, Inc.	5,822,797	0.8
271,800		Dana Holding Corp.	5,938,830	0.8
177,788	@	Express, Inc.	2,457,030	0.3
221,600		Finish Line, Inc.	5,424,768	0.7
120,677	@	Hibbett Sporting Goods, Inc.	5,902,312	0.8
133,478	@	Imax Corp.	4,667,726	0.6
71,500		Jack in the Box, Inc.	6,913,335	0.9
305,500	@	La Quinta Holdings, Inc.	6,785,155	0.9
81,619	@	Life Time Fitness, Inc.	4,717,578	0.7
209,502	@	LKQ Corp.	5,148,512	0.7
69,935	@,L	Lumber Liquidators Holdings, Inc.	3,626,829	0.5
124,589		Monro Muffler Brake, Inc.	7,879,008	1.1
231,714		Pier 1 Imports, Inc.	2,794,471	0.4
91,355		Pool Corp.	6,319,025	0.9
130,400	@	Sally Beauty Holdings, Inc.	4,371,008	0.6
277,930	@	Smith & Wesson Holding Corp.	3,760,393	0.5
66,400		Sotheby's	2,918,280	0.4
82,863	@	Steiner Leisure Ltd.	3,821,642	0.5
93,758		Vail Resorts, Inc.	8,232,890	1.1
			131,829,864	17.9

		Consumer Staples: 1.6%
75,780		Casey's General Stores, Inc.	6,649,695	0.9
235,825		Flowers Foods, Inc.	5,103,253	0.7
			11,752,948	1.6

		Energy: 3.0%
334,900	@	Bill Barrett Corp.	3,362,396	0.5
241,825	@	C&J Energy Services, Inc.	3,296,075	0.4
121,800	@	Carrizo Oil & Gas, Inc.	5,796,462	0.8
26,900	@	Dril-Quip, Inc.	1,954,554	0.3
147,750		Energy XXI Bermuda Ltd.	701,812	0.1
451,700	@	Key Energy Services, Inc.	925,985	0.1
177,100	@	Rosetta Resources, Inc.	3,139,983	0.4
105,900	@	Unit Corp.	3,234,186	0.4
			22,411,453	3.0

		Financials: 9.5%
169,900		Colony Financial, Inc.	4,283,179	0.6
100,155		Coresite Realty Corp.	4,751,353	0.7
124,403		Evercore Partners, Inc.	6,373,166	0.9
115,887	L	Financial Engines, Inc.	4,670,246	0.6
132,000		First American Financial Corp.	4,623,960	0.6
57,372		MarketAxess Holdings, Inc.	4,566,237	0.6
690,300	@	MGIC Investment Corp.	6,302,439	0.9
129,590	@	PRA Group, Inc.	6,491,163	0.9
44,300		ProAssurance Corp.	1,993,057	0.3
42,841	@	Signature Bank	5,284,437	0.7
6,800		Sovran Self Storage, Inc.	625,736	0.1
82,233	@	Springleaf Holdings, Inc.	3,161,859	0.4
55,679	@	SVB Financial Group	6,842,949	0.9
134,293		The Geo Group, Inc.	5,794,743	0.8
130,000		Urban Edge Properties	3,112,200	0.4
6,783		Virtus Investment Partners, Inc.	895,153	0.1
			69,771,877	9.5

		Health Care: 21.9%
93,800	@	Acorda Therapeutics, Inc.	3,174,192	0.4
121,700	@	Air Methods Corp.	6,448,883	0.9
29,800	@	Alkermes PLC	2,093,450	0.3
23,409	@	Bio-Rad Laboratories, Inc.	2,977,157	0.4
153,900	@,L	Celldex Therapeutics, Inc.	3,930,606	0.5
101,600	@	Cempra, Inc.	3,364,992	0.5
83,600	@	Charles River Laboratories International, Inc.	6,409,612	0.9
44,644	@,L	Clovis Oncology, Inc.	3,413,480	0.5
139,700	@	Cynosure, Inc.	4,249,674	0.6
162,600	@	Depomed, Inc.	3,569,070	0.5
225,200	@	Dyax Corp.	3,402,772	0.5
92,130	@	Haemonetics Corp.	4,096,100	0.5
238,300	@,L	Halozyme Therapeutics, Inc.	3,591,181	0.5
200,166		Healthsouth Corp.	8,699,214	1.2
10,331		Hill-Rom Holdings, Inc.	495,061	0.1
53,900	@	Impax Laboratories, Inc.	2,171,631	0.3
118,936	@	IPC The Hospitalist Co., Inc.	5,142,793	0.7
105,000	@	Isis Pharmaceuticals, Inc.	7,198,800	1.0
137,071	@	Luminex Corp.	2,157,498	0.3
32,900	@	MacroGenics, Inc.	1,137,353	0.1
176,800	@	Masimo Corp.	5,210,296	0.7
114,728	@	Medicines Co.	3,300,151	0.4
61,994	@	Mednax, Inc.	4,430,711	0.6
207,725	@	Merit Medical Systems, Inc.	4,073,487	0.5
227,200	@,L	Merrimack Pharmaceutical, Inc.	2,435,584	0.3
153,213	@	Momenta Pharmaceuticals, Inc.	2,091,357	0.3
186,722	@	Nektar Therapeutics	2,440,457	0.3
26,111	@	Neogen Corp.	1,335,578	0.2
95,700	@	Omnicell, Inc.	3,354,285	0.4
120,400		Owens & Minor, Inc.	4,293,464	0.6

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
43,200	@	Pacira Pharmaceuticals, Inc./DE	$4,958,064	0.7
13,300	@	Puma Biotechnology, Inc.	2,833,033	0.4
32,600	@	Receptos, Inc.	4,128,464	0.6
15,400	@	Salix Pharmaceuticals Ltd.	2,420,880	0.3
193,500	@	Sangamo Biosciences, Inc.	3,254,670	0.4
59,733	@	Seattle Genetics, Inc.	2,165,321	0.3
256,300		Select Medical Holdings Corp.	3,475,428	0.5
107,946		Steris Corp.	6,964,676	0.9
72,100	@	Surgical Care Affiliates, Inc.	2,341,808	0.3
146,700	@	Team Health Holdings, Inc.	8,694,909	1.2
133,800	@	Thoratec Corp.	5,448,336	0.7
47,300	@	WellCare Health Plans, Inc.	4,295,313	0.6
			161,669,791	21.9

		Industrials: 13.5%
208,600		Actuant Corp.	5,306,784	0.7
82,400	@	Advisory Board Co.	4,459,488	0.6
100,400	@	Beacon Roofing Supply, Inc.	3,014,008	0.4
108,000		Clarcor, Inc.	7,107,480	1.0
67,900		Corporate Executive Board Co.	5,310,459	0.7
98,400		EnPro Industries, Inc.	6,471,768	0.9
145,400		Gorman-Rupp Co.	4,178,796	0.6
208,256		Healthcare Services Group, Inc.	6,991,154	1.0
130,277	@	HUB Group, Inc.	5,259,283	0.7
162,400		KAR Auction Services, Inc.	5,922,728	0.8
214,800		Knight Transportation, Inc.	7,101,288	1.0
69,994		Regal-Beloit Corp.	5,455,332	0.7
165,400		Simpson Manufacturing Co., Inc.	5,987,480	0.8
53,800	@	Teledyne Technologies, Inc.	5,424,654	0.7
90,900		Toro Co.	6,149,385	0.8
69,320	@	TrueBlue, Inc.	1,595,053	0.2
70,000		Waste Connections, Inc.	3,287,900	0.5
107,700		Watts Water Technologies, Inc.	5,921,346	0.8
97,200		Woodward, Inc.	4,719,060	0.6
			99,663,446	13.5

		Information Technology: 22.5%
136,000		Adtran, Inc.	2,928,080	0.4
18,803	@	Ansys, Inc.	1,616,494	0.2
80,890	@	Aspen Technology, Inc.	3,122,759	0.4
129,909	@	Bankrate, Inc.	1,657,639	0.2
94,876		Blackbaud, Inc.	4,307,370	0.6
174,400	@	BroadSoft, Inc.	5,486,624	0.7
197,253	@	Cardtronics, Inc.	7,217,487	1.0
68,626	@	Coherent, Inc.	4,408,534	0.6
131,500	@	Commvault Systems, Inc.	6,347,505	0.9
175,600	@	DealerTrack Holdings, Inc.	6,983,612	0.9
30,900	@	Electronics for Imaging	1,254,540	0.2
80,603	@	Faro Technologies, Inc.	4,833,762	0.7
88,600		Flir Systems, Inc.	2,860,008	0.4
132,196	@	Guidewire Software, Inc.	7,358,029	1.0
134,791	@	Imperva, Inc.	6,213,865	0.8
324,800		Intersil Corp.	5,063,632	0.7
135,000		j2 Global, Inc.	9,078,750	1.2
62,200		Littelfuse, Inc.	6,239,904	0.8
230,900	@	LivePerson, Inc.	2,663,432	0.4
70,200		MKS Instruments, Inc.	2,482,272	0.3
67,500		Monolithic Power Systems, Inc.	3,559,275	0.5
152,594		National Instruments Corp.	4,751,777	0.6
150,596	@	Plexus Corp.	6,061,489	0.8
515,800	@	PMC - Sierra, Inc.	4,900,100	0.7
327,600	@	Polycom, Inc.	4,527,432	0.6
45,350		Power Integrations, Inc.	2,487,901	0.3
136,300	@	PROS Holdings, Inc.	3,335,261	0.5
271,700	@	QLIK Technologies, Inc.	8,813,948	1.2
154,900	@	SciQuest, Inc.	2,696,809	0.4
222,420	@	Semtech Corp.	6,434,611	0.9
61,096	@	SYKES Enterprises, Inc.	1,420,482	0.2
152,300	@	Synchronoss Technologies, Inc.	6,740,798	0.9
56,800	@	Ultimate Software Group, Inc.	9,351,836	1.3
85,520	@	WEX, Inc.	9,149,785	1.2
			166,355,802	22.5

		Materials: 4.4%
161,300	@	Boise Cascade Co.	5,743,893	0.8
311,900		Commercial Metals Co.	4,694,095	0.6
75,200		Greif, Inc. - Class A	3,308,800	0.5
139,700		HB Fuller Co.	6,244,590	0.8
753,900		Hecla Mining Co.	2,502,948	0.3
83,700		Minerals Technologies, Inc.	6,129,351	0.8
154,800		Worthington Industries, Inc.	4,179,600	0.6
			32,803,277	4.4

	Total Common Stock
	(Cost $594,511,925)		696,258,458	94.3

EXCHANGE-TRADED FUNDS: 2.1%
104,503		iShares Russell 2000 Growth Index Fund	15,586,622	2.1

	Total Exchange-Traded Funds
	(Cost $12,330,776)		15,586,622	2.1

	Total Long-Term Investments
	(Cost $606,842,701)		711,845,080	96.4

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateralcc: 2.1%
775,052	Barclays Bank PLC, Repurchase Agreement dated 02/27/15, 0.05%, due 03/02/15 (Repurchase Amount $775,055, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $790,553, due 04/15/15-11/15/44)	$775,052	0.1
3,681,662	Daiwa Capital Markets, Repurchase Agreement dated 02/27/15, 0.09%, due 03/02/15 (Repurchase Amount $3,681,689, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,755,295, due 08/27/15-03/01/48)	3,681,662	0.5
3,681,662	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/27/15, 0.08%, due 03/02/15 (Repurchase Amount $3,681,686, collateralized by various U.S. Government Agency Obligations, 1.922%-4.500%, Market Value plus accrued interest $3,755,295, due 12/01/27-02/01/45)	3,681,662	0.5
3,681,662	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/27/15, 0.12%, due 03/02/15 (Repurchase Amount $3,681,698, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $3,755,295, due 08/15/17-02/15/42)	3,681,662	0.5
3,681,662	Nomura Securities, Repurchase Agreement dated 02/27/15, 0.08%, due 03/02/15 (Repurchase Amount $3,681,686, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $3,755,295, due 03/09/15-05/01/47)	3,681,662	0.5
		15,501,700	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
26,523,137	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $26,523,137)	26,523,137	3.6

	Total Short-Term Investments
	(Cost $42,024,837)	42,024,837	5.7

	Total Investments in Securities (Cost $648,867,538)	$753,869,917	102.1
	Liabilities in Excess of Other Assets	(15,313,781)	(2.1)
	Net Assets	$738,556,136	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2015.

Cost for federal income tax purposes is $649,980,234.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$129,615,922
Gross Unrealized Depreciation	(25,726,239)

Net Unrealized Appreciation	$103,889,683

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$696,258,458	$–	$–	$696,258,458
Exchange-Traded Funds	15,586,622	–	–	15,586,622
Short-Term Investments	26,523,137	15,501,700	–	42,024,837
Total Investments, at fair value	$738,368,217	$15,501,700	$–	$753,869,917

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 23, 2015